LANDFILL CLOSURE AND POST-CLOSURE OBLIGATIONS - Narrative (Details) $ in Millions	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)
Disclosure of detailed information about property, plant and equipment
Future landfill post-closure assets	$ 28.7	$ 28.3
Landfill closure and post-closure obligations
Disclosure of detailed information about property, plant and equipment
Depreciation of property and equipment (inclusive of infrastructure and depreciation difference between risk free discount rate considered for ARO)	$ 7.3	$ 4.4
Discount rate | CANADA | Landfill closure and post-closure obligations
Disclosure of detailed information about property, plant and equipment
Significant unobservable input, liabilities	3.33	3.02
Discount rate | UNITED STATES | Landfill closure and post-closure obligations
Disclosure of detailed information about property, plant and equipment
Significant unobservable input, liabilities	4.78	4.03
Inflation rate | CANADA | Landfill closure and post-closure obligations
Disclosure of detailed information about property, plant and equipment
Significant unobservable input, liabilities	2.6	2.6
Inflation rate | UNITED STATES | Landfill closure and post-closure obligations
Disclosure of detailed information about property, plant and equipment
Significant unobservable input, liabilities	2.96	2.82